Financial Instruments (Details 2) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowing with fixed interest rate
Elbit Medical’s notes	₪ 229,500
PC's notes linked to the Israeli CPI		₪ 531,276
Notes linked to the Israeli CPI	144,589	613,786
Total	374,089	1,145,062
Borrowing with variable interest rate
Notes linked to the PLN		21,949
Suppliers, payable and other credit balances	13,906	47,999
Total financial liabilities	387,995	1,215,010
1st year [Member]
Borrowing with fixed interest rate
Elbit Medical’s notes	9,000
PC's notes linked to the Israeli CPI		238,898
Notes linked to the Israeli CPI	144,589	303,564
Total	153,589	542,462
Borrowing with variable interest rate
Notes linked to the PLN		21,949
Suppliers, payable and other credit balances	9,506	47,999
Total financial liabilities	163,095	612,410
2nd year [Member]
Borrowing with fixed interest rate
Elbit Medical’s notes	13,500
PC's notes linked to the Israeli CPI		236,812
Notes linked to the Israeli CPI		310,222
Total	13,500	547,034
Borrowing with variable interest rate
Notes linked to the PLN
Suppliers, payable and other credit balances	4,120
Total financial liabilities	17,620	547,034
3rd year [Member]
Borrowing with fixed interest rate
Elbit Medical’s notes	18,000
PC's notes linked to the Israeli CPI		55,566
Notes linked to the Israeli CPI
Total	18,000	55,566
Borrowing with variable interest rate
Notes linked to the PLN
Suppliers, payable and other credit balances	1,040
Total financial liabilities	19,040	55,566
4th year [Member]
Borrowing with fixed interest rate
Elbit Medical’s notes	189,000
PC's notes linked to the Israeli CPI
Notes linked to the Israeli CPI
Total	189,000
Borrowing with variable interest rate
Notes linked to the PLN
Suppliers, payable and other credit balances
Total financial liabilities	189,000
5th year and thereafter [Member]
Borrowing with fixed interest rate
Elbit Medical’s notes
PC's notes linked to the Israeli CPI
Notes linked to the Israeli CPI
Total
Borrowing with variable interest rate
Notes linked to the PLN
Suppliers, payable and other credit balances
Total financial liabilities